Schedule of Investments (unaudited)
July 31, 2023
iShares® Core U.S. REIT ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Diversified REITs — 2.7%
Alexander & Baldwin, Inc.	148,810	$ 2,857,152
Alpine Income Property Trust, Inc.	27,039	459,393
American Assets Trust, Inc.	100,442	2,259,945
Armada Hoffler Properties, Inc.	138,132	1,715,599
Broadstone Net Lease, Inc.	386,892	6,306,340
CTO Realty Growth, Inc.	45,531	796,792
Empire State Realty Trust, Inc., Class A(a)	268,989	2,407,451
Essential Properties Realty Trust, Inc.	305,902	7,509,894
Gladstone Commercial Corp.	83,619	1,112,133
Global Net Lease, Inc.	214,614	2,294,224
NexPoint Diversified Real Estate Trust	63,711	744,782
One Liberty Properties, Inc.	34,002	694,661
WP Carey, Inc.	438,978	29,644,184
		58,802,550
Health Care REITs — 10.4%
CareTrust REIT, Inc.	206,407	4,291,202
Community Healthcare Trust, Inc.	52,572	1,852,637
Diversified Healthcare Trust	499,666	1,044,302
Global Medical REIT, Inc.	126,491	1,252,261
Healthcare Realty Trust, Inc.	786,330	15,357,025
Healthpeak Properties, Inc.	1,132,987	24,733,106
LTC Properties, Inc.	84,115	2,822,899
Medical Properties Trust, Inc.	1,228,785	12,398,441
National Health Investors, Inc.	85,814	4,712,047
Omega Healthcare Investors, Inc.	484,861	15,467,066
Physicians Realty Trust	487,921	7,191,956
Sabra Health Care REIT, Inc.	474,892	6,168,847
Universal Health Realty Income Trust	26,499	1,264,797
Ventas, Inc.	827,435	40,147,146
Welltower, Inc.	1,029,360	84,561,924
		223,265,656
Hotel & Resort REITs — 3.5%
Apple Hospitality REIT, Inc.	443,473	6,873,832
Ashford Hospitality Trust, Inc.(a)(b)	72,377	289,508
Braemar Hotels & Resorts, Inc.	137,872	510,126
Chatham Lodging Trust	97,876	939,610
DiamondRock Hospitality Co.	431,026	3,663,721
Hersha Hospitality Trust, Class A	66,415	415,758
Host Hotels & Resorts, Inc.	1,463,938	26,936,459
Park Hotels & Resorts, Inc.	455,830	6,212,963
Pebblebrook Hotel Trust(a)	249,001	3,847,066
RLJ Lodging Trust	325,994	3,357,738
Ryman Hospitality Properties, Inc.	118,656	11,306,730
Service Properties Trust	338,166	2,871,029
Summit Hotel Properties, Inc.	216,693	1,395,503
Sunstone Hotel Investors, Inc.	429,196	4,373,507
Xenia Hotels & Resorts, Inc.	228,729	2,904,858
		75,898,408
Industrial REITs — 16.1%
Americold Realty Trust, Inc.	559,048	18,124,336
EastGroup Properties, Inc.	90,787	16,085,641
First Industrial Realty Trust, Inc.	273,239	14,126,456
Industrial Logistics Properties Trust	138,097	585,531
Innovative Industrial Properties, Inc.	57,427	4,549,941
LXP Industrial Trust	596,381	6,005,557
Plymouth Industrial REIT, Inc.	88,249	2,009,430
Prologis, Inc.	1,911,906	238,510,273
Rexford Industrial Realty, Inc.	414,756	22,848,908
Security	Shares	Value
Industrial REITs (continued)
STAG Industrial, Inc.	371,712	$ 13,493,146
Terreno Realty Corp.	167,976	9,967,696
		346,306,915
Office REITs — 6.0%
Alexandria Real Estate Equities, Inc.	355,214	44,643,295
Boston Properties, Inc.	324,748	21,637,959
Brandywine Realty Trust	348,792	1,761,400
City Office REIT, Inc.	82,681	452,265
Corporate Office Properties Trust	232,215	6,037,590
Cousins Properties, Inc.	313,578	7,660,711
Douglas Emmett, Inc.	321,437	4,725,124
Easterly Government Properties, Inc.	190,163	2,806,806
Franklin Street Properties Corp.	208,133	349,663
Highwoods Properties, Inc.	216,171	5,462,641
Hudson Pacific Properties, Inc.	277,829	1,630,856
JBG SMITH Properties	229,190	3,834,349
Kilroy Realty Corp.	241,677	8,627,869
Office Properties Income Trust	101,181	779,094
Orion Office REIT, Inc.	119,293	775,404
Paramount Group, Inc.	381,123	1,997,084
Peakstone Realty Trust, Class E(a)	57,681	1,461,637
Piedmont Office Realty Trust, Inc., Class A	254,276	1,891,813
Postal Realty Trust, Inc., Class A	38,813	584,912
SL Green Realty Corp.	132,449	4,994,652
Vornado Realty Trust	366,422	8,237,167
		130,352,291
Residential REITs — 18.0%
American Homes 4 Rent, Class A	689,444	25,840,361
Apartment Income REIT Corp.	306,700	10,593,418
Apartment Investment & Management Co., Class A	304,533	2,536,760
AvalonBay Communities, Inc.	289,427	54,600,404
BRT Apartments Corp.	24,479	476,606
Camden Property Trust	214,833	23,436,132
Centerspace	31,116	1,933,237
Elme Communities	179,615	2,918,744
Equity LifeStyle Properties, Inc.	367,845	26,183,207
Equity Residential	772,553	50,942,145
Essex Property Trust, Inc.	132,199	32,197,066
Independence Realty Trust, Inc.	463,714	7,901,687
Invitation Homes, Inc.	1,265,799	44,935,864
Mid-America Apartment Communities, Inc.	240,441	35,984,400
NexPoint Residential Trust, Inc.	46,416	1,929,049
Sun Communities, Inc.	254,476	33,158,223
UDR, Inc.	679,400	27,773,872
UMH Properties, Inc.	113,287	1,886,229
Veris Residential, Inc.(b)	162,477	3,035,070
		388,262,474
Retail REITs — 16.3%
Acadia Realty Trust	189,317	2,974,170
Agree Realty Corp.	184,225	11,934,095
Alexander’s, Inc.	4,430	856,629
Brixmor Property Group, Inc.	619,683	14,091,591
CBL & Associates Properties, Inc.	55,578	1,209,933
Federal Realty Investment Trust	167,376	16,992,012
Getty Realty Corp.	91,857	2,968,818
InvenTrust Properties Corp.	140,221	3,412,979
Kimco Realty Corp.	1,252,917	25,384,098
Kite Realty Group Trust	447,242	10,232,897
Macerich Co.	443,550	5,655,263
Necessity Retail REIT, Inc., Class A	276,951	1,966,352
NETSTREIT Corp.	125,841	2,251,296

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Core U.S. REIT ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
NNN REIT, Inc.	375,576	$ 16,029,584
Phillips Edison & Co., Inc.	242,485	8,562,145
Realty Income Corp.	1,369,269	83,484,331
Regency Centers Corp.	352,504	23,099,587
Retail Opportunity Investments Corp.	253,751	3,737,752
RPT Realty	176,135	1,914,587
Saul Centers, Inc.	24,303	936,881
Simon Property Group, Inc.	672,144	83,749,142
SITE Centers Corp.	391,348	5,498,439
Spirit Realty Capital, Inc.	291,684	11,763,616
Tanger Factory Outlet Centers, Inc.	209,994	4,915,960
Urban Edge Properties	236,684	4,025,995
Urstadt Biddle Properties, Inc., Class A	58,948	1,336,941
Whitestone REIT	101,140	1,043,765
		350,028,858
Specialized REITs — 26.7%
CubeSmart	463,075	20,078,932
Digital Realty Trust, Inc.	602,176	75,043,173
EPR Properties	153,837	6,867,284
Equinix, Inc.	193,438	156,669,305
Extra Space Storage, Inc.	433,152	60,455,025
Farmland Partners, Inc.	104,174	1,196,959
Four Corners Property Trust, Inc.	178,081	4,683,530
Gaming & Leisure Properties, Inc.	521,022	24,727,704
Gladstone Land Corp.(a)	69,476	1,163,028
Iron Mountain, Inc.	599,716	36,822,562
Lamar Advertising Co., Class A	179,902	17,756,327
National Storage Affiliates Trust	165,139	5,580,047
Security	Shares	Value
Specialized REITs (continued)
Outfront Media, Inc.	303,200	$ 4,687,472
Public Storage	324,592	91,453,796
Safehold, Inc.	61,728	1,526,534
VICI Properties, Inc.	2,079,301	65,456,396
		574,168,074
Total Long-Term Investments — 99.7% (Cost: $2,369,339,626)		2,147,085,226
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(c)(d)(e)	4,698,594	4,699,533
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(c)(d)	4,800,194	4,800,194
Total Short-Term Securities — 0.4% (Cost: $9,498,223)		9,499,727
Total Investments — 100.1% (Cost: $2,378,837,849)		2,156,584,953
Liabilities in Excess of Other Assets — (0.1)%		(2,962,550)
Net Assets — 100.0%		$ 2,153,622,403
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 10,979,342	$ —	$ (6,279,494)(a)	$ 2,674	$ (2,989)	$ 4,699,533	4,698,594	$ 50,866(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	3,910,036	890,158(a)	—	—	—	4,800,194	4,800,194	60,414	—
				$ 2,674	$ (2,989)	$ 9,499,727		$ 111,280	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Core U.S. REIT ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	187	09/15/23	$ 6,375	$ 185,973
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 2,147,085,226	$ —	$ —	$ 2,147,085,226
Short-Term Securities
Money Market Funds	9,499,727	—	—	9,499,727
	$ 2,156,584,953	$ —	$ —	$ 2,156,584,953
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 185,973	$ —	$ —	$ 185,973
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT	Real Estate Investment Trust
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